AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2020

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2020

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds**
Commodity Trading Advisor (3)
GSA Trend Fund LP	08/01/18 - 10/01/20	$21,311,526	$19,886,208	4.02%	Daily
Total Commodity Trading Advisor		21,311,526	19,886,208	4.02

Credit - Convertible Arbitrage (4)
Aequim Arbitrage Fund LP	03/01/19 - 06/01/19	30,000,000	37,683,234	7.61	Quarterly*
Total Credit - Convertible Arbitrage		30,000,000	37,683,234	7.61

Event Driven Arbitrage (5)
Davidson Kempner Partners	07/01/06 - 07/01/12	49,041,414	85,686,589	17.31	Semi-Annual
Farallon Capital Offshore Investors, Inc.	02/01/07 - 04/01/12	45,554,327	87,927,006	17.76	Semi-Annual*
Governors Lane Onshore Fund LP	08/01/15 - 08/01/16	35,000,000	39,680,562	8.02	Quarterly*
Luxor Capital Partners Liquidating SPV, LLC	07/01/16	279,527	226,079	0.05	Liquidating
Oceanwood European Financials Capital Structure
Opportunities Segregated Portfolio	08/01/19	15,000,000	15,395,941	3.11	Quarterly*
Oceanwood Opportunities Fund L.P.	02/01/12 - 07/01/16	41,969,897	59,029,949	11.92	Quarterly
Total Event Driven Arbitrage		186,845,165	287,946,126	58.17

Fixed Income Arbitrage (6)
FFIP, L.P.	04/01/07 - 04/01/12	37,984,278	79,479,164	16.06	Annual*
Parsec Onshore Partners, L.P.	07/01/07 - 04/01/12	34,127,311	56,590,849	11.43	Monthly
Total Fixed Income Arbitrage		72,111,589	136,070,013	27.49

Total investments in Portfolio Funds		310,268,280	481,585,581	97.29

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 14,877,820)		14,877,820	14,877,820	3.01

Total investments		$325,146,100	$496,463,401	100.30%

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

October 31, 2020

*	The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.
**	Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $494,987,115.
(2)	Rate disclosed is the 7-day effective yield as of 10/31/2020.
(3)	Portfolio Funds in this strategy invest in futures contracts and foreign exchange forwards contracts using a variety of systematic trading strategies to meet investment objectives, which are typically the capturing of directional moves, both long and short, across diversified portfolios of markets and asset classes.
(4)	Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. In other corporate credit situations, opportunities arise when different components of a company’s capital structure imply very different fundamental outcomes (i.e. equity near zero and debt near par), creating the opportunity to structure long and short positions that have favorable payoff profiles. Both of these strategies are implemented with the use of leverage.
(5)	Portfolio Funds in this strategy invest in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the Portfolio Managers believe will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.
(6)	Portfolio Funds in this strategy look to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.

The aggregate cost of investments for tax purposes was $473,581,515. Net unrealized appreciation on investments for tax purposes was $22,881,886 consisting of $24,239,625 of gross unrealized appreciation and $1,357,739 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.29% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2020

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds***
Distressed - Long Biased (3)
AG Mortgage Value Partners, L.P.	05/01/13	$1,239,304	$1,902,340	0.65%	Side Pockets Only
Centerbridge Credit Partners, L.P.	06/01/10 - 05/01/16	30,328,799	43,807,865	14.92	Bi-Annual**
Davidson Kempner Distressed Opportunities Fund LP	11/01/09 - 05/01/13	28,597,674	51,024,041	17.38	Annual
Marble Ridge LP	02/01/17 - 06/01/20	14,273,502	13,467,612	4.59	Liquidating
Total Distressed - Long Biased		74,439,279	110,201,858	37.54

Distressed - Variable Biased (4)
Anchorage Capital Partners, L.P.	09/01/08 - 07/01/16	28,601,088	49,733,619	16.94	Annual*
Aurelius Capital Partners, LP	07/01/08 - 01/01/13	23,259,994	39,182,559	13.35	Semi-Annual*
King Street Capital, L.P.	08/01/07 - 07/01/08	25,140,115	43,894,676	14.96	Quarterly*
Total Distressed - Variable Biased		77,001,197	132,810,854	45.25

Total investments in Portfolio Funds		151,440,476	243,012,712	82.79

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 38,936,230)		38,936,230	38,936,230	13.27

Total investments		$190,376,706	$281,948,942	96.06%

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

October 31, 2020

*	The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.
**	All or a portion of the investment is subject to lock-up provision.
***	Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $293,503,026.
(2)	Rate disclosed is the 7-day effective yield as of 10/31/2020.
(3)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a long bias net exposure.
(4)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a variable net exposure.

The aggregate cost of investments for tax purposes was $295,688,430. Net unrealized depreciation on investments for tax purposes was $13,739,488 consisting of $5,882,366 of gross unrealized appreciation and $19,621,854 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 82.79% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2020

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds***
Directional Equity (3)
Egerton Capital Partners, L.P.	07/01/11 - 05/01/15	$28,244,171	$59,729,827	10.44%	Monthly
Sachem Head LP	05/01/15 - 09/01/17	25,762,438	37,729,632	6.59	Quarterly*
The Children's Investment Fund LP	05/01/20	5,000,000	5,620,500	0.98	Monthly**
Total Directional Equity		59,006,609	103,079,959	18.01

Equity Hedged - Generalist (4)
Eton Park Fund, L.P.	05/01/15	59,407	86,114	0.02	Liquidating
Highfields Capital II LP	07/01/15	1,847,005	1,229,768	0.21	Liquidating
Junto Capital Partners LP	01/01/19 - 10/01/19	45,000,000	50,470,366	8.82	Quarterly*
Lakewood Capital Partners, LP	05/01/17 - 05/01/19	48,592,909	42,176,181	7.37	Quarterly
MW Market Neutral TOPS Fund	07/01/20	10,492,447	15,456,985	2.70	Monthly
MW TOPS Fund	05/01/15 - 05/01/19	26,143,993	29,706,149	5.19	Monthly
Naya Fund LP	02/01/19 - 07/01/19	29,873,598	33,131,428	5.79	Quarterly
Nitorum Fund, L.P.	12/01/17 - 06/01/19	42,705,264	49,936,840	8.73	Annual**
Viking Global Equities LP	08/01/06 - 03/01/11	16,107,423	68,189,849	11.92	Annual
Total Equity Hedged - Generalist		220,822,046	290,383,680	50.75

Equity Hedged - Sector Specialist (5)
Cadian Fund LP	05/01/10 - 11/01/13	15,459,023	54,281,902	9.49	Quarterly*
Crescent Park Partners, L.P.	02/01/15	5,858,727	9,116,398	1.59	Semi-Annual*
Encompass Capital Fund L.P.	06/01/15 - 07/01/16	22,235,926	34,687,296	6.06	Quarterly*
Long Pond Capital QP Fund, LP	01/01/14 - 02/01/14	26,410,798	29,564,384	5.17	Quarterly*
North River Partners, L.P.	11/01/13	16,000,533	32,522,417	5.68	Quarterly
Woodline Fund LP	08/01/20	15,000,000	15,415,108	2.70	Quarterly**
Total Equity Hedged - Sector Specialist		100,965,007	175,587,505	30.69

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2020

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Short-Biased Equity (6)
Kriticos International Limited	05/01/13 - 11/01/18	40,950,929	21,209,585	3.71	Quarterly
Total Short-Biased Equity		40,950,929	21,209,585	3.71

Total investments in Portfolio Funds		421,744,591	590,260,729	103.16

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 13,688,056)		13,688,056	13,688,056	2.39

Total investments		$435,432,647	$603,948,785	105.55%

*	The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.
**	All or a portion of the investment is subject to lock-up provision.
***	Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $572,218,962.
(2)	Rate disclosed is the 7-day effective yield as of 10/31/2020.
(3)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively high or variable net exposure.
(4)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will invest broadly across all market sectors.
(5)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will focus on investing in specific market sectors.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

October 31, 2020

(6)	Portfolio Funds in this strategy make investments in short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a permanent net short or short-only exposure.

The aggregate cost of investments for tax purposes was $519,368,047. Net unrealized appreciation on investments for tax purposes was $84,580,738 consisting of $137,756,497 of gross unrealized appreciation and $53,175,759 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 103.16% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of October 31, 2020:

Aetos Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$481,585,581
Money Market Investment	14,877,820	—	—	14,877,820
Total Investments	$14,877,820	$—	$—	$496,463,401

Aetos Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$-	$—	$—	$243,012,712
Money Market Investment	38,936,230	—	—	38,936,230
Total Investments	$38,936,230	$—	$—	$281,948,942

Aetos Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$590,260,729
Money Market Investment	13,688,056	—	—	13,688,056
Total Investments	$13,688,056	$—	$—	$603,948,785

(1)	In accordance with ASC 820-10-35-54B investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.